UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.          November 5, 2009
--------------------------  ---------------------------   --------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        56
                                           -----------

Form 13F Information Table Entry Value:     1,529,025
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 3-31-2009

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acorda Therapeutics             COM           00484M106  27,792   1,193,821    SH           SOLE                 1,193,821
Adolor Corp.                    COM           00724X102   7,191   4,522,772    SH           SOLE                 4,522,772
Allos Therapeutics Inc.         COM           019777101  42,282   5,832,002    SH           SOLE                 5,832,002
Alsius Corp.                    COM           021211107       3      62,872    SH           SOLE                    62,872
Amicus Therapeutics             COM           03152W109   6,677     763,097    SH           SOLE                   763,097
Amylin Pharmaceuticals          COM           032346108  17,423   1,272,700    SH           SOLE                 1,272,700
Anadys Pharmaceuticals Inc.     COM           03252Q408     355     134,792    SH           SOLE                   134,792
AP Pharma                       COM           00202J203   2,452   2,884,546    SH           SOLE                 2,884,546
Aradigm Corp.                   COM           038505301      18     100,000    SH           SOLE                   100,000
Ardea Biosciences Inc.          COM           03969P107  94,328   5,146,589    SH           SOLE                 5,146,589
Autoimmune Inc.                 COM           052776101      37      13,050    SH           SOLE                    13,050
Auxilium                        COM           05334D107 156,665   4,579,518    SH           SOLE                 4,579,518
Biocryst Pharmaceuticals Inc.   COM           09058V103  45,844   5,563,615    SH           SOLE                 5,563,615
Cadence Pharmaceuticals         COM           12738T100   7,036     636,215    SH           SOLE                   636,215
Chelsea Therapeutics            COM           163428105   3,417   1,361,263    SH           SOLE                 1,361,263
Cornerstone BioPharma           COM           22674T105     736     112,337    SH           SOLE                   112,337
Cyclacel Pharmaceuticals Pfd.
   Conv. Ex 6%                  PFD CONV EX   23254L207     132      92,311    SH           SOLE                    92,311
Dendreon Corp.                  COM           24823Q107  19,637     701,579    SH           SOLE                   701,579
Depomed                         COM           249908104     800     183,145    SH           SOLE                   183,145
Genomic Health Inc.             COM           37244C101 125,615   5,572,425    SH           SOLE                 5,572,425
Halozyme Therapeutics Inc.      COM           40637H109  14,003   1,969,512    SH           SOLE                 1,969,512
Human Genome                    COM           444903108  30,827   1,637,988    SH           SOLE                 1,637,988
Icagen Inc.                     COM           45104P104      47      46,373    SH           SOLE                    46,373
Idera Pharmaceuticals Inc.      COM           45168K108   1,609     217,136    SH           SOLE                   217,136
Immunogen Inc.                  COM           45253H101   2,954     364,279    SH           SOLE                   364,279
Immunomedics, Inc.              COM           452907108     263      47,704    SH           SOLE                    47,704
Incyte Corp.                    COM           45337C102  89,146  13,173,417    SH           SOLE                13,173,417
Infinity Pharmaceuticals Inc.   COM           45665G303   1,377     220,973    SH           SOLE                   220,973
Inhibitex Inc.                  COM           45719T103     622     620,904    SH           SOLE                   620,904
Inspire                         COM           457733103  18,835   3,608,190    SH           SOLE                 3,608,190
Intermune Inc.                  COM           45884X103  23,461   1,472,782    SH           SOLE                 1,472,782
Inverness Medical               COM           46126P106  53,962   1,393,286    SH           SOLE                 1,393,286
Metabasis Therapeutics Inc.     COM           59101M105     866   2,018,903    SH           SOLE                 2,018,903
Micromet                        COM           59509C105  19,950   2,995,608    SH           SOLE                 2,995,608
Neurogen Corp.                  COM           64124E106   1,942   8,205,406    SH           SOLE                 8,205,406
Onyx                            COM           683399109   5,994     200,000    SH           SOLE                   200,000
Pharmasset Inc.                 COM           71715N106   1,906      90,147    SH           SOLE                    90,147
Pharmathene                     COM           71714G102   3,411     838,175    SH           SOLE                   838,175
Salix Pharmaceuticals, Inc.     COM           795435106 102,079   4,801,442    SH           SOLE                 4,801,442
Seattle Genetics Inc.           COM           812578102 224,063  15,970,287    SH           SOLE                15,970,287
Senomyx                         COM           81724Q107     137      34,114    SH           SOLE                    34,114
Sucampo                         CLASS A       864909106     375      64,387    SH           SOLE                    64,387
Supergen                        COM           868059106     885     331,480    SH           SOLE                   331,480
Targacept                       COM           87611R306  11,334     530,355    SH           SOLE                   530,355
Threshold Pharma                COM           885807107   2,724   1,504,711    SH           SOLE                 1,504,711
Torreypines Therapeutics        COM           89235K105       8      33,546    SH           SOLE                    33,546
Trimeris Inc.                   COM           896263100   8,543   3,461,175    SH           SOLE                 3,461,175
Via Pharmaceuticals             COM           92554T103      35     102,881    SH           SOLE                   102,881
Viropharma Inc.                 COM           928241108  90,486   9,405,977    SH           SOLE                 9,405,977
Xenoport Inc.                   COM           98411C100   8,570     403,695    SH           SOLE                   403,695
Amylin Pharmaceuticals
   Notes 2.5% 4/15/11           CONV BONDS    032346AD0  22,050  23,465,000 N  PR           SOLE                23,465,000
Biomarin Pharmaceuticals
   Notes 1.875% 4/23/2017       CONV BONDS    09061GAD3  10,645  10,000,000 N  PR           SOLE                10,000,000
Human Genome 2.25% 10/15/11     CONV BONDS    444903AK4   8,994   6,500,000 N  PR           SOLE                 6,500,000
Incyte Genomics
   Notes 4.75% 10/1/2015        CONV BONDS    45337CAH5 169,800 160,000,000 N  PR           SOLE               160,000,000
Intermune Inc
   Notes .25% 3/01/2011         CONV BONDS    45884XAC7  27,757  27,313,000 N  PR           SOLE                27,313,000
Intermune Inc
   Notes 5% 3/1/15              CONV BONDS    45884XAD5  10,925  10,000,000 N  PR           SOLE                10,000,000
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